Significant Accounting Policies - Schedule of Net Income (Loss) Per Share (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Schedule of Net Income (Loss) Per Share [Line Items]
Net income	$ 58,624	$ 22,595	$ 52,927	$ 289,187	$ 81,219	$ 342,114	$ 1,596,567	$ 145,511
Accretion of redeemable common stock to redemption value	(330,761)		(508,685)		(1,115,853)	(2,209,994)
Net loss including accretion of redeemable common stock to redemption value	(272,137)		(455,758)		(1,034,634)	(1,867,880)	(2,443,083)	(11,130,177)
Numerators:
Accretion of initial and subsequent measurement of common stock subject to redemption value								10,093,419
Redeemable Common Stock [Member]
Numerators:
Allocation of net loss	(126,171)		(344,987)		(648,353)	(1,413,896)	(1,818,810)	(8,425,015)
Accretion of initial and subsequent measurement of common stock subject to redemption value	330,761		508,685		1,115,853	2,209,994
Allocation of net income (loss)	$ 204,590		$ 163,698		$ 467,500	$ 796,098	$ 2,220,840	$ 2,850,673
Denominators:
Weighted-average shares outstanding (in Shares)	1,595,871		5,750,000		3,098,837	5,750,000	5,379,021	5,750,000
Basic net income (loss) per share (in Dollars per share)	$ 0.13		$ 0.03		$ 0.15	$ 0.14	$ 0.41	$ 0.5
Diluted net income (loss) per share (in Dollars per share)	$ 0.13		$ 0.03		$ 0.15	$ 0.14	$ 0.41	$ 0.5
Non-Redeemable Common Stock [Member]
Numerators:
Allocation of net loss	$ (145,966)		$ (110,771)		$ (386,281)	$ (453,984)	$ (624,273)	$ (2,705,162)
Accretion of initial and subsequent measurement of common stock subject to redemption value
Allocation of net income (loss)	$ (145,966)		$ (110,771)		$ (386,281)	$ (453,984)	$ (624,273)	$ (2,705,162)
Denominators:
Weighted-average shares outstanding (in Shares)	1,846,250		1,846,250		1,846,250	1,846,250	1,846,250	1,846,250
Basic net income (loss) per share (in Dollars per share)	$ (0.08)		$ (0.06)		$ (0.21)	$ (0.25)	$ (0.34)	$ (1.47)
Diluted net income (loss) per share (in Dollars per share)	$ (0.08)		$ (0.06)		$ (0.21)	$ (0.25)	$ (0.34)	$ (1.47)